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April 24, 2008

Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0504

ATTN:  Document Control - EDGAR

RE:    RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
          ON BEHALF OF RIVERSOURCE MVA ACCOUNT  ("REGISTRANT")

       POST-EFFECTIVE AMENDMENT NO. 3 ON FORM S-1 ("AMENDMENT NO. 3") FILE. NO. 333-139776

          RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY RIVERSOURCE(R) Endeavor Plus(SM) VARIABLE ANNUITY RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY
          RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY
          RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY RIVERSOURCE(R) NEW SOLUTIONS SELECT VARIABLE ANNUITY RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY
          RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY
          RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY
          EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
          EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
          EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY
          EVERGREEN PATHWAYSSM VARIABLE ANNUITY
          EVERGREEN PATHWAYSSM SELECT VARIABLE ANNUITY
          EVERGREEN PRIVILEGESM VARIABLE ANNUITY WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY
          WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY
          WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY
          WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY
          WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY ("VARIABLE ANNUITIES")

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Dear Commissioners:

On behalf of Registrant, Company is filing Amendment No. 3 with respect to the Variable Annuities listed above. This Amendment No. 3 reflects the undertaking of the Registrant to update the Variable Annuities prospectuses in compliance with Section 10(a)(3) of the Securities Act of 1933, including updated financial information.

Pursuant to Rule 429 under the Securities Act of 1933, the prospectuses contained or incorporated herein by reference also relate to and constitute a post-effective amendment to Registration Statement Nos. 333-114937, 333-65080 and 333-86297.

In Registrant's view, this Amendment No. 3 does not contain disclosure that would render it ineligible to become effective and is comparable to filing a post-effective amendment on Form N-4 pursuant to Rule 485(b).

Pursuant to Rule 461 of the Securities Act of 1933, as amended, Registrant respectfully requests acceleration of the effective date of this Amendment No. 3 to May 1, 2008 or as soon as practicable thereafter. On behalf of RiverSource Distributors, Inc., the Principal Underwriter for the Registrant, we are forwarding with this letter a request for acceleration of the effective date of this Amendment No. 3.

If there is anything I can do to expedite review of the enclosed Amendment No. 3, or if you have any questions regarding this filing, please contact me at
(612) 678-0175 or Kristin Vann at (612) 671-4179.

Sincerely,


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Assistant General Counsel and
Assistant Secretary

Cc: Mark Cowan, Senior Counsel